Off-balance-sheet exposures - Narrative (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Other assets | Next 12 months
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	€ 444,905	€ 435,147
Other assets | Next 12 months | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	287	305
Other assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	18,199	17,587
Other assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	170	192
Impaired assets | Lifetime expected credit losses
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments	1,514	1,521
Impaired assets | Lifetime expected credit losses | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	€ 196	€ 213